Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2020	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021
C000222147
Account Value [Line Items]
Line Graph and Table Measure Name	CCT Thematic Equity Fund, Institutional Shares
MSCI ACWI Index (Net) (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net) (USD)
Account Value	$ 20,000,000	$ 30,675,737	$ 26,214,413	$ 23,217,045	$ 25,936,191